Goodwill - Schedule of allocation of purchase price (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of allocation of purchase price [Line Items]
Cash and cash equivalents	¥ 23,473	$ 3,357	¥ 4,150
Total assets	390,094	55,782	305,611
Total liabilities	332,657	47,569	238,172
Non-controlling interests	(8,783)	(1,256)	(2,342)
Goodwill as of acquisition date (e+d-c)	1,656
Goodwill as of December 31, 2025	1,656	$ 237
Goodwill [Member]
Schedule of allocation of purchase price [Line Items]
Cash and cash equivalents	2,445
Others	13,466
Total assets	15,911
Total liabilities	13,678
Total net identifiable asset acquired (c=a-b)	2,233
Non-controlling interests	1,339
Total consideration	2,550
Goodwill impairment
Goodwill as of December 31, 2025	¥ 1,656